Capital adequacy - Leverage ratio (Details) - SEK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024
Capital adequacy [Abstract]
On-balance exposures	kr 236,953	kr 234,139
Off-balance exposures	7,161	8,775
Total exposure measure	kr 244,114	kr 242,914
Leverage ratio	9.50%	9.60%
Total Leverage ratio requirement
Capital base requirement of 3 percent	kr 7,323	kr 7,288
Pillar 2 guidance	366	365
Total capital requirement relating to Leverage ratio including Pillar 2 guidance	kr 7,689	kr 7,653
Capital base requirement of 3 percent (in percent)	3.00%	3.00%
Pillar 2 guidance (in percent)	0.20%	0.20%
Total capital requirement relating to leverage ratio (in percent)	3.20%	3.20%
Additional capital (pillar 2 guidance) of total leverage ratio exposure	0.15%